Retirement Benefits (Summary of changes in pension plan assets fair value classified as level 3) (Details) - Level 3 [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of year	$ 226.1	$ 219.2
Actual return on plan assets:
Assets held at end of year	21.2	12.7
Assets sold during the period	0.3	0.5
Purchases, sales, and settlements, net	(2.4)	(6.3)
Fair Value at End of Year	245.2	226.1
Real Estate [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of year	174.2	150.2
Actual return on plan assets:
Assets held at end of year	17.9	24.0
Assets sold during the period	0.0	0.0
Purchases, sales, and settlements, net	0.0	0.0
Fair Value at End of Year	192.1	174.2
Pooled Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of year	6.6	9.3
Actual return on plan assets:
Assets held at end of year	0.1	(0.2)
Assets sold during the period	0.3	0.5
Purchases, sales, and settlements, net	0.3	(3.0)
Fair Value at End of Year	7.3	6.6
Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of year	45.3	59.7
Actual return on plan assets:
Assets held at end of year	3.2	(11.1)
Assets sold during the period	0.0	0.0
Purchases, sales, and settlements, net	(2.7)	(3.3)
Fair Value at End of Year	$ 45.8	$ 45.3